Non-current and current financial debts - Maturity of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,737	$ 4,643
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	4,765	4,676
Cost | Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	576	105
Cost | Between one and five years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,389	2,021
Cost | Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,800	2,550
Unamortized debt discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	(28)	(33)
Nominal amount - Current and non-current financial debt
Disclosure of detailed information about borrowings [line items]
Borrowings	4,731	4,639
Nominal amount - Current and non-current financial debt | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	4,759	4,672
Nominal amount - Current and non-current financial debt | Cost | Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	570	101
Nominal amount - Current and non-current financial debt | Cost | Between one and five years
Disclosure of detailed information about borrowings [line items]
Borrowings	2,389	2,021
Nominal amount - Current and non-current financial debt | Cost | Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	1,800	2,550
Nominal amount - Current and non-current financial debt | Unamortized debt discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	(28)	(33)
Derivatives
Disclosure of detailed information about borrowings [line items]
Borrowings	6	4
Derivatives | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	6	4
Derivatives | Cost | Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	6	4
Derivatives | Cost | Between one and five years
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Derivatives | Cost | Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Derivatives | Unamortized debt discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 0